Leases - Carrying amounts of lease liabilities and the movements during the period (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Leases
Beginning balance	€ 3,465
Additions	20,946
Interest expenses	339
Payments	(3,046)
Ending balance	21,704
Current lease liabilities	3,635	€ 1,350
Non-current lease liabilities	€ 18,069	€ 1,712